U.S. SECURITIES AND EXCHANGE
                             COMMISSION WASHINGTON,
                                   D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09353
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Seligman New Technologies Fund, Inc.
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(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY  10017
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(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY  10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864 or Toll Free at
                                                    800-221-2450
                                                    ----------------------------

Date of fiscal year end:  12/31
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Date of reporting period:  7/1/2007 - 6/30/2008
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===================SELIGMAN NEW TECHNOLOGIES FUND, INC.=====================
The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seligman New Technologies Fund, Inc.
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   (Registrant)

Signature                                   Title
-----------------------------               ------------------------------------

/s/ Brian T. Zino                           President, Director and Chief
-----------------------------               Executive Officer
Brian T. Zino                               (Principal Executive Officer)

Date: August 20, 2008